First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 66.2%
	Construction & Engineering – 0.6%
7,400	Quanta Services, Inc.	$1,026,602
	Electric Utilities – 13.0%
32,400	Alliant Energy Corp.	1,974,132
27,070	American Electric Power Co., Inc.	2,668,019
21,933	Constellation Energy Corp. (a)	1,449,772
4,800	Duke Energy Corp.	527,664
4,300	Emera, Inc. (CAD) (a)	203,860
247,250	Enel S.p.A., ADR	1,225,618
5,400	Eversource Energy	476,388
65,800	Exelon Corp. (b)	3,059,042
4,400	Fortis, Inc. (CAD) (a)	207,845
6,200	Iberdrola S.A., ADR	265,019
12,700	IDACORP, Inc.	1,418,844
13,480	NextEra Energy, Inc.	1,138,925
4,490	Orsted A/S, ADR	173,673
119,620	PPL Corp. (a) (b)	3,478,550
40,780	Southern (The) Co. (b)	3,135,574
14,800	Xcel Energy, Inc.	1,083,064
		22,485,989
	Energy Equipment & Services – 0.3%
58,800	Archrock, Inc.	496,272
	Gas Utilities – 9.0%
195,620	AltaGas Ltd. (CAD) (a)	4,358,314
17,900	Atmos Energy Corp. (a)	2,172,881
62,400	National Fuel Gas Co.	4,514,016
35,670	New Jersey Resources Corp. (a)	1,647,597
19,200	ONE Gas, Inc.	1,630,848
25,840	UGI Corp.	1,115,254
		15,438,910
	Independent Power & Renewable Electricity Producers – 1.0%
19,300	AES (The) Corp. (a)	428,846
33,390	Clearway Energy, Inc., Class A (a)	1,152,957
8,000	EDP Renovaveis S.A. (EUR) (c)	208,074
		1,789,877
	Multi-Utilities – 8.8%
60,000	Atco Ltd., Class I (CAD) (a)	2,217,641
57,670	CenterPoint Energy, Inc.	1,827,562
16,450	CMS Energy Corp. (a)	1,130,609
14,000	Dominion Energy, Inc. (a)	1,147,720
17,380	DTE Energy Co. (a)	2,264,614
59,270	Public Service Enterprise Group, Inc. (b)	3,892,261
14,400	Sempra Energy (b)	2,387,520
3,130	WEC Energy Group, Inc.	324,925
		15,192,852
	Oil, Gas & Consumable Fuels – 33.0%
66,600	BP PLC, ADR	1,956,708
9,410	Cheniere Energy, Inc.	1,407,548
181,040	DT Midstream, Inc. (a)	9,962,631
103,085	Enbridge, Inc. (b)	4,631,609
130,664	Keyera Corp. (CAD) (a)	3,386,622
303,998	Kinder Morgan, Inc.	5,468,924

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
100,006	ONEOK, Inc. (a)	$5,974,358
79,000	Shell PLC, ADR (a)	4,217,020
15,500	Targa Resources Corp.	1,071,205
114,109	TC Energy Corp. (a) (b)	6,084,292
36,800	TotalEnergies SE, ADR	1,879,008
320,178	Williams (The) Cos., Inc.	10,914,868
		56,954,793
	Semiconductors & Semiconductor Equipment – 0.2%
1,100	Enphase Energy, Inc. (d)	312,598
	Water Utilities – 0.3%
3,200	American Water Works Co., Inc.	497,408
	Total Common Stocks	114,195,301
	(Cost $99,513,994)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 55.2%
	Chemicals – 2.9%
197,848	Westlake Chemical Partners, L.P. (a)	5,011,490
	Energy Equipment & Services – 0.3%
31,000	USA Compression Partners, L.P.	549,320
	Gas Utilities – 0.9%
88,500	Suburban Propane Partners, L.P. (a)	1,477,950
	Independent Power & Renewable Electricity Producers – 2.0%
42,018	NextEra Energy Partners, L.P. (a) (e)	3,476,569
	Oil, Gas & Consumable Fuels – 49.1%
242,269	Cheniere Energy Partners, L.P. (a)	12,224,894
34,000	DCP Midstream, L.P.	1,152,600
1,232,960	Energy Transfer, L.P. (a)	13,944,778
677,564	Enterprise Products Partners, L.P. (a)	18,111,286
253,830	Hess Midstream, L.P., Class A (a) (e)	7,721,509
171,190	Holly Energy Partners, L.P. (a)	2,903,382
320,819	Magellan Midstream Partners, L.P. (a)	16,522,178
245,000	MPLX, L.P. (a)	7,964,950
379,720	Plains All American Pipeline, L.P. (a)	4,192,109
		84,737,686
	Total Master Limited Partnerships	95,253,015
	(Cost $75,433,840)
	Total Investments – 121.4%	209,448,316
	(Cost $174,947,834)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(1,030)	Enbridge, Inc.	$(4,627,790)	$45.00	08/19/22	(66,950)
(658)	Exelon Corp.	(3,059,042)	48.00	08/19/22	(23,030)
(916)	PPL Corp.	(2,663,728)	28.00	08/19/22	(102,592)
(592)	Public Service Enterprise Group, Inc.	(3,887,664)	65.00	08/19/22	(109,520)
(144)	Sempra Energy	(2,387,520)	160.00	08/19/22	(108,000)
(407)	Southern (The) Co.	(3,129,423)	75.00	08/19/22	(97,680)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(771)	TC Energy Corp.	$(4,110,972)	$55.00	08/19/22	$(23,901)
	Total Call Options Written				(531,673)
	(Premiums received $257,558)

Outstanding Loan – (24.9)%	(42,900,000)
Net Other Assets and Liabilities – 3.8%	6,570,955
Net Assets – 100.0%	$172,587,598

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, the security noted as such is valued at $208,074 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 1,789,877	$ 1,581,803	$ 208,074	$ —
Other industry categories*	112,405,424	112,405,424	—	—
Master Limited Partnerships*	95,253,015	95,253,015	—	—
Total Investments	$ 209,448,316	$ 209,240,242	$ 208,074	$—

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (531,673)	$ (531,673)	$ —	$ —

*	See Portfolio of Investments for industry breakout.